Taxes On Income (Schedule Of Taxes On Income) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current taxes: Domestic	$ 24,070,000		$ 44,095,000	$ 34,693,000
Current taxes: Foreign	12,070,000		14,454,000	10,246,000
Taxes on income, current	36,140,000		58,549,000	44,939,000
Adjustment for previous years: Domestic	(2,481,000)		(18,630,000)	(903,000)
Adjustment for previous years: Foreign	(1,849,000)		8,000	(455,000)
Adjustment for previous years, total	(4,330,000)		(18,622,000)	(1,358,000)
Deferred income tax: Domestic	12,700,000		4,605,000	1,842,000
Deferred income tax: Foreign	11,075,000	[1]	1,085,000	812,000
Deferred income tax expense (benefit), total	23,775,000		5,690,000	2,654,000
Domestic	34,289,000		30,070,000	35,632,000
Foreign	21,296,000		15,547,000	10,603,000
Actual tax expenses	55,585,000		$ 45,617,000	$ 46,235,000
Adjustments to deferred tax assets due to change sin tax law	$ 10,950,000

[1]	Includes $10,950 in deferred tax asset adjustments in 2017, related to the tax reform in the U.S.